Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000096693 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000096693 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096693 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096693 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096693 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096693 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096693 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000096693 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000096693 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096693 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096693 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096693 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096693 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096693 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000096695 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000096695 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096695 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096695 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096695 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096695 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096695 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000096695 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000096695 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096695 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096695 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096695 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096695 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096695 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000214278 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000214278 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214278 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000214278 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214278 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214278 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000214278 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000214278 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000214278 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000214278 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000214278 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214278 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214278 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214278 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000096697 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000096697 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096697 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096697 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096697 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096697 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096697 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000096697 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000096697 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096697 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096697 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096697 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096697 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096697 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000096698 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000096698 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096698 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096698 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096698 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096698 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096698 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000096698 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000096698 | Gold Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096698 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096698 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096698 | Futures Contracts Fixed income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096698 | Fixed Income Exchange -Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096698 | Futures Contracts Equity
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)